Liabilities related to associates and joint ventures - Movements (Details) R$ in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 BRL (R$)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Events with significant effect on the income statement
Balance at beginning of the period			$ 3,989
Balance at end of the period	$ 4,021		4,021		$ 3,989
Current liabilities	14,335		14,335		14,594
Non-current liabilities	40,022		40,022		42,592
Total liabilities	54,357		54,357		57,186
Fundao dam rupture and de-characterization of germano dam
Events with significant effect on the income statement
Balance at beginning of the period			2,074	$ 1,700	1,700
Provision			560	566
Payments			(137)	(169)
Present value valuation			(71)	40
Translation adjustment			65	(468)
Balance at end of the period	2,491		2,491	$ 1,669	2,074
Current liabilities	1,467		1,467		876
Non-current liabilities	1,024		1,024		1,198
Total liabilities	2,491		$ 2,491		$ 2,074
Renova Foundation
Events with significant effect on the income statement
Provision	$ 560	R$ 2,820